EIP Growth and Income Fund		January 31, 2021
Schedule of Investments (unaudited)

Shares		Value
MASTER LIMITED PARTNERSHIPS - 38.49%
	Consumer Cyclicals - 1.81%
104,420	Westlake Chemical Partners, LP	$2,487,284
	Energy - 36.68%
81,720	Cheniere Energy Partners LP	3,198,521
381,234	Enterprise Products Partners, LP	7,712,364
21,860	Hess Midstream, LP (a)	456,218
130,548	Holly Energy Partners, LP	1,900,779
292,150	Magellan Midstream Partners, LP	12,988,989
122,280	NextEra Energy Partners, LP (a)	9,965,820
26,600	Phillips 66 Partners, LP	668,192
553,660	Plains GP Holdings, LP - Class A (a)	4,783,623
42,760	Shell Midstream Partners, LP	493,450
256,873	TC PipeLines, LP	7,626,559
45,000	Teekay LNG Partners, LP	557,550
		50,352,065
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $41,774,913)	52,839,349

UNITED STATES COMMON STOCKS - 45.77%
	Energy - 11.88%
30,000	Cheniere Energy, Inc.	1,899,900
25,050	Clearway Energy, Inc. - Class A	722,191
118,799	Enbridge, Inc.	3,991,646
81,993	Equitrans Midstream Corp.	545,253
56,820	Kinder Morgan, Inc.	800,026
76,312	ONEOK, Inc.	3,039,507
48,480	Quanta Services, Inc.	3,416,386
89,350	The Williams Companies, Inc.	1,896,901
		16,311,810
	Utilities - 33.89%
95,310	Alliant Energy Corp.	4,636,832
25,059	American Electric Power Co., Inc.	2,027,524
15,240	Atmos Energy Corp.	1,356,360
17,000	Black Hills Corp.	1,005,040
170,790	CenterPoint Energy, Inc.	3,601,961
22,660	CMS Energy Corp.	1,288,901
28,360	Dominion Energy, Inc.	2,067,160
2,940	DTE Energy Co.	349,037
1,490	Duke Energy Corp.	140,060
4,920	Eversource Energy	430,500
7,970	Exelon Corp.	331,233
28,840	IDACORP, Inc.	2,546,572
58,130	NextEra Energy, Inc.	4,700,973
51,510	ONE Gas, Inc.	3,766,926
73,940	PPL Corp.	2,045,920

105,420	Public Service Enterprise Group, Inc.	5,948,851
35,070	Sempra Energy	4,340,263
25,000	The AES Corp.	609,750
12,690	The Southern Co.	747,695
18,000	UGI Corp.	647,820
21,340	WEC Energy Group, Inc.	1,897,126
31,890	Xcel Energy, Inc.	2,040,641
		46,527,145
	TOTAL UNITED STATES COMMON STOCKS (Cost $58,610,673)	62,838,955

CANADIAN COMMON STOCKS - 9.09%
	Energy - 4.67%
49,790	Keyera Corp.	935,254
127,460	TC Energy Corp.	5,471,858
		6,407,112
	Utilities - 4.42%
248,301	AltaGas Ltd.	3,687,379
27,950	Atco, Ltd. - Class I	800,195
4,910	Canadian Utilities, Ltd. - Class A	121,372
7,400	Emera, Inc.	309,426
28,350	Fortis, Inc.	1,146,637
		6,065,009
	TOTAL CANADIAN COMMON STOCKS (Cost $12,025,290)	12,472,121

DANISH COMMON STOCKS - 0.35%
	Energy - 0.35%
7,705	Orsted A/S - ADR	486,956
	TOTAL DANISH COMMON STOCKS (Cost $260,079)	486,956

GREEK COMMON STOCKS - 0.37%
	Utilities - 0.37%
125,000	GasLog, Ltd.	512,500
	TOTAL GREEK COMMON STOCKS (Cost $650,126)	512,500

ITALIAN COMMON STOCKS - 0.29%
	Utilities - 0.29%
40,710	Enel SpA - ADR	403,843
	TOTAL ITALIAN COMMON STOCKS (Cost $277,011)	403,843

SPANISH COMMON STOCKS - 2.04%
	Energy - 1.00%
50,400	EDP Renovaveis SA	1,379,221
	Utilities - 1.04%
26,140	Iberdrola SA - ADR	1,421,232
	TOTAL SPANISH COMMON STOCKS (Cost $1,840,249)	2,800,453

Par Value
UNITED STATES TREASURY OBLIGATIONS - 22.58%
	United States Treasury Notes - 22.58%
$30,500,000	2.750%, 09/15/2021 (b)	31,002,299
	TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $30,986,854)	31,002,299

Shares
SHORT TERM INVESTMENTS - 0.46%
	Money Market Funds - 0.46%
632,918	First American Treasury Obligations, Class Z,
	Effective Yield, 0.026% (c)	632,918
	Total Short Term Investments (Cost $632,918)	632,918

	Total Investments in Securities (Cost $147,058,113) - 119.44%	163,989,394
	Liabilities in Excess of Other Assets - (19.44)%	(26,693,431)
	NET ASSETS - 100.00%	$137,295,963

Percentages are stated as a percentage of net assets.
(a)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
(b)	All or a portion of this security is pledged as collateral for securities sold short.
(c)	Seven-day yield as of January 31, 2021.
ADR	- American Depositary Receipt

Schedule of Securities Sold Short (unaudited)
The amount of $812,834 in cash was segregated with the custodian to cover the following security sold short at January 31, 2021: BNP Paribas Prime Brokerage, Inc. is the counterparty to the below security sold short.

Par Value			Value
UNITED STATES TREASURY OBLIGATIONS - (22.60)%
	United States Treasury Notes - (22.60)%
$30,500,000	2.000%, 12/31/2021		$(31,031,802)
	TOTAL SECURITIES SOLD SHORT (Proceeds $30,972,542)		$(31,031,802)

Schedule of Total Return Swaps (unaudited)
For each of the following total return swaps the Fund receives the total return on reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly, the financing rate is 1 month LIBOR ( London Interbank Offer Rate) + 90 basis points and there were no upfront premiums paid or received.

The amount of $3,375,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at January 31, 2021:

Long Total Return Equity Swaps	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)(2)
American Water Works Co., Inc.
	02/18/2021	$15,972	$(75)
	03/17/2021	95,832	(452)
	04/19/2021	146,942	(694)
	05/19/2021	15,972	(75)
	06/17/2021	83,054	(393)
	07/19/2021	135,762	(642)
	09/17/2021	119,790	(566)

	10/19/2021	107,012	(506)
	11/17/2021	183,678	(868)
	01/20/2022	333,815	(1,578)
	03/17/2022	68,680	(325)
Atmos Energy Corp.
	02/18/2021	18,006	(212)
	03/17/2021	63,021	(742)
	04/19/2021	142,247	(1,676)
	05/19/2021	639,213	(7,533)
	06/17/2021	300,700	(3,543)
	07/19/2021	126,042	(1,485)
	09/17/2021	111,637	(1,316)
	10/19/2021	9,003	(106)
	11/17/2021	700,433	(8,255)
	01/20/2022	165,655	(1,952)
	03/17/2022	21,607	(255)
Enterprise Products Partners, LP
	06/17/2021	2,696,597	(266,590)
	11/17/2021	85,107	(8,414)
IDACORP, Inc.
	02/18/2021	9,035	(208)
	03/17/2021	54,210	(1,248)
	04/19/2021	99,385	(2,289)
	05/19/2021	912,535	(21,018)
	06/17/2021	436,391	(10,051)
	07/19/2021	99,385	(2,289)
	09/17/2021	4,518	(104)
	10/19/2021	16,263	(375)
	11/17/2021	59,631	(1,373)
	01/20/2022	212,323	(4,890)
	03/17/2022	36,140	(832)
Kinder Morgan, Inc.
	10/19/2021	265,344	(19,748)
	11/17/2021	8,365	(623)
New Jersey Resources Corp.
	05/19/2021	154,693	(11,205)
	06/17/2021	590,475	(42,771)
	07/19/2021	125,641	(9,101)
	09/17/2021	3,396	(246)
	10/19/2021	3,773	(273)
	11/17/2021	66,028	(4,783)
	01/20/2022	911,179	(66,002)
Phillips 66 Partners, LP
	03/17/2021	16,006	(2,494)
	04/19/2021	38,475	(5,994)
	05/19/2021	3,078	(480)
	07/19/2021	6,156	(959)

PPL Corp.
	02/18/2021	22,856	(728)
	03/17/2021	71,425	(2,275)
	04/19/2021	257,130	(8,188)
	05/19/2021	11,428	(364)
	07/19/2021	19,999	(637)
	09/17/2021	413,122	(13,156)
	10/19/2021	82,567	(2,629)
	11/17/2021	37,141	(1,183)
	01/20/2022	269,129	(8,570)
	03/17/2022	35,141	(1,119)
Sempra Energy
	02/18/2021	12,216	156
	03/17/2021	61,080	779
	05/19/2021	12,216	156
	06/17/2021	86,734	1,106
	07/19/2021	163,694	2,088
	09/17/2021	158,808	2,025
	10/19/2021	72,074	919
	01/20/2022	293,184	3,739
	03/17/2022	42,756	545
Shell Midstream Partners, LP
	02/18/2021	10,287	95
	03/17/2021	77,724	721
	04/19/2021	38,062	353
	05/19/2021	4,572	42
	07/19/2021	10,287	95
	09/17/2021	3,429	32
	10/19/2021	3,429	32
	11/17/2021	17,488	162
	01/20/2022	339,928	3,155
	03/17/2022	68,123	632
The Williams Companies, Inc.
	09/17/2021	546,525	(31,036)
	10/19/2021	211,950	(12,036)
	11/17/2021	23,850	(1,354)
	Total	$13,996,556	$(584,052)

(1) The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2) Amounts include $56,207 of net dividends and financing costs.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)	January 31, 2021

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of January 31, 2021 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/2021	Price	Inputs	Inputs
ASSETS
Master Limited Partnerships	$52,839,349	$52,839,349	$–	$–
United States Common Stock	62,838,955	62,838,955	–	–
Canadian Common Stock	12,472,121	12,472,121	–	–
Danish Common Stock	486,956	486,956	–	–
Greek Common Stock	512,500	512,500	–	–
Italian Common Stock	403,843	403,843	–	–
Spanish Common Stock	2,800,453	2,800,453	–	–
United States Treasury Obligations	31,002,299	–	31,002,299	–
Short Term Investments	632,918	632,918	–	–
Other Financial Instruments*
Equity Contracts - Swaps	16,832	–	16,832	–
Total	$164,006,226	$132,987,095	$31,019,131	$–
LIABILITIES
Other Financial Instruments*
Securities Sold Short	$(31,031,802)	$–	$(31,031,802)	$–
Equity Contracts - Swaps	(600,884)	–	(600,884)	–
Total	$(31,632,686)	$–	$(31,632,686)	$–

*Other Financial Instruments are not reflected in the Schedule of Investments, such as swaps which are reflected at the unrealized appreciation (depreciation) on the instrument, while the securities sold short are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund did not have any transfers in or out of Level 3 during the three months ended January 31, 2021. Transfers in and out of levels are recognized at market value at the end of the period.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.